Leases - Additional Information (Details)											1 Months Ended	12 Months Ended
	Jul. 07, 2023	Jun. 22, 2023	May 05, 2023	Mar. 01, 2023	Oct. 04, 2022	Aug. 09, 2022	Dec. 01, 2021	Oct. 04, 2021	Jun. 01, 2021	Mar. 24, 2020	Jun. 30, 2023	Dec. 31, 2024
Leases
Incremental borrowing rate												3.00%
Lease agreement over the office spaces in Limassol, Cyprus
Leases
Lease term	3 years									5 years
Lease agreement over the office spaces in Larnaca, Cyprus
Leases
Lease term								3 years	2 years
Lease agreements for vehicles
Leases
Lease term					5 years		5 years
Lease agreement over the co-working spaces in Yerevan, Armenia
Leases
Lease term						2 years
Lease renewal term												1 year
Lease agreement over the office spaces in Yerevan, Armenia
Leases
Lease term			1 year	1 year
Lease renewal term											2 years
Lease agreement over the warehouse spaces in Yerevan, Armenia
Leases
Lease term		1 year
Lease renewal term		1 year